Provisions - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Legal claim contingency	₽ 2,195
Other tax claims	1,535	₽ 583
Third party [member]
Disclosure of other provisions [line items]
Provisions for legal claims related to disputes over purchases		741
Third party [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Unused provisions related to disputes over purchases reversed	741
Tax contingent liability [member]
Disclosure of other provisions [line items]
Possible tax liabilities on taxes other than income tax	₽ 1,904	₽ 1,689